Financial instruments - Summary of Sensitivity Analysis was Based on the Material Assets and Liabilities Exposed to Currencies Fluctuation (Detail)
£ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	$ 33,418						$ 16,050						$ 26,519	$ 15,264
Trade receivables	233,534						142,263
Derivative financial assets	28,747						3,206
Derivative financial liabilities	23,829						321
Total of Loans	227,971						0
Commitment Subject To Possible Redemption	54,053						187,356						$ 234,145	$ 0
Gross Obligation Under Put Option, Non Current	18,258						11,338
Consideration Payable On Acquisition, Current	101,986						59,087
Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	33,418						16,050
Loan And Investments In Securities Current	59,009						204,510
Deposit From Client Funds	18,704						17,055
Trade receivables	233,534						142,263
Projects Advance	7,577						19,586
Deposit Guarantee On Lease Agreement	2,247						2,012
Loan And Investments In Securities Non Current	49,216						57,735
Client Funds Payable	(18,704)						17,055
Lease liabilities	(22,438)
Suppliers And Occupancy Costs	(41,788)						4,808
Derivative financial assets	28,747						3,206
Derivative financial liabilities	(23,829)						321
Total of Loans	227,971
Commitment Subject To Possible Redemption	(54,053)						187,356
Gross Obligation Under Put Option, Non Current	18,258						92,926
Interest Allocation							31,929
Consideration Payable On Acquisition, Current	(184,597)						35,029
Contingent Consideration Payable On Acquisition	(38,627)						18,201
Market Risk | Exchange Variation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	2,912						1,449
Loan And Investments In Securities Current	267						617
Deposit From Client Funds	1,870						1,706
Trade receivables	7,371						3,266
Projects Advance	431						757
Deposit Guarantee On Lease Agreement	192						160
Loan And Investments In Securities Non Current	357						112
Client Funds Payable	(1,870)						(1,706)
Lease liabilities	(1,642)
Suppliers And Occupancy Costs	(2,986)						(195)
Derivative financial assets	2,875						320
Derivative financial liabilities	(1,769)						0
Total of Loans	8
Commitment Subject To Possible Redemption	0						0
Gross Obligation Under Put Option, Non Current	1,576						3,118
Interest Allocation							(245)
Consideration Payable On Acquisition, Current	(15,585)						(3,401)
Contingent Consideration Payable On Acquisition	(3,863)						(1,820)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(9,856)						4,138
BRL - Brazilian Real | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents | R$		R$ 16,381						R$ 7,828
Loan And Investments In Securities Current | R$		9,015						17,204
Deposit From Client Funds | R$		0						0
Trade receivables | R$		280,434						108,120
Projects Advance | R$		15,075						32,354
Deposit Guarantee On Lease Agreement | R$		88						0
Loan And Investments In Securities Non Current | R$		6,540						3,552
Client Funds Payable | R$		0						0
Lease liabilities | R$		(37,170)
Suppliers And Occupancy Costs | R$		(127,861)						(6,285)
Derivative financial assets | R$		178,011						15,521
Derivative financial liabilities | R$		(109,517)						0
Total of Loans | R$		0
Commitment Subject To Possible Redemption | R$		0						0
Gross Obligation Under Put Option, Non Current | R$		97,561						395,261
Interest Allocation | R$								11,854
Consideration Payable On Acquisition, Current | R$		(443,089)						38,773
Contingent Consideration Payable On Acquisition | R$		R$ (44,673)						R$ 88,116
HKD - Hong Kong dollar | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents			$ 8,165						$ 6,491
Loan And Investments In Securities Current			0						0
Deposit From Client Funds			0						0
Trade receivables			1						38
Projects Advance			0						0
Deposit Guarantee On Lease Agreement			240						240
Loan And Investments In Securities Non Current			0						0
Client Funds Payable			0						0
Lease liabilities			0
Suppliers And Occupancy Costs			(261)						244
Derivative financial assets			0						0
Derivative financial liabilities			0						0
Total of Loans			0
Commitment Subject To Possible Redemption			0						0
Gross Obligation Under Put Option, Non Current			0						0
Interest Allocation									0
Consideration Payable On Acquisition, Current			0						0
Contingent Consideration Payable On Acquisition			$ 0						$ 0
CLP - Chilean Peso | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents				$ 5,801,886						$ 5,124,224
Loan And Investments In Securities Current				1,211,133						2,308,439
Deposit From Client Funds				18,612,153						15,027,219
Trade receivables				10,655,062						7,874,868
Projects Advance				957,783						421,629
Deposit Guarantee On Lease Agreement				1,187,614						1,135,217
Loan And Investments In Securities Non Current				575,532						213,015
Client Funds Payable				(18,612,153)						15,027,219
Lease liabilities				(3,639,862)
Suppliers And Occupancy Costs				(2,133,015)						2,001,294
Derivative financial assets				0						0
Derivative financial liabilities				0						0
Total of Loans				100
Commitment Subject To Possible Redemption				0						0
Gross Obligation Under Put Option, Non Current				0						0
Interest Allocation										0
Consideration Payable On Acquisition, Current				0						0
Contingent Consideration Payable On Acquisition				$ 0						$ 0
COP - Colombian Peso | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents					$ 38,227,167						$ 21,188,621
Loan And Investments In Securities Current					595						0
Deposit From Client Funds					0						0
Trade receivables					11,129,539						4,385,717
Projects Advance					1,659,138						1,604,583
Deposit Guarantee On Lease Agreement					149,008						149,008
Loan And Investments In Securities Non Current					7,891,367						0
Client Funds Payable					0						0
Lease liabilities					(5,710,950)
Suppliers And Occupancy Costs					(4,788,674)						2,626,609
Derivative financial assets					0						0
Derivative financial liabilities					0						0
Total of Loans					341,037
Commitment Subject To Possible Redemption					0						0
Gross Obligation Under Put Option, Non Current					0						0
Interest Allocation											0
Consideration Payable On Acquisition, Current					(121,147,698)						0
Contingent Consideration Payable On Acquisition					$ (26,817,201)						$ 0
GBP - Pound Sterling | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents | £						£ 8,711						£ 597
Loan And Investments In Securities Current | £						0						0
Deposit From Client Funds | £						0						0
Trade receivables | £						12,122						202
Projects Advance | £						413
Deposit Guarantee On Lease Agreement | £						514						0
Loan And Investments In Securities Non Current | £						118						180
Client Funds Payable | £						0						118
Lease liabilities | £						(4,358)
Suppliers And Occupancy Costs | £						(4,749)						0
Derivative financial assets | £						0						205
Derivative financial liabilities | £						0						0
Total of Loans | £						0
Commitment Subject To Possible Redemption | £						0						0
Gross Obligation Under Put Option, Non Current | £						0						0
Interest Allocation | £												0
Consideration Payable On Acquisition, Current | £						(45,319)						0
Contingent Consideration Payable On Acquisition | £						£ (20,206)						£ 0
United States of America - Dollars | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	4,298						1,558
Loan And Investments In Securities Current	56,336						198,336
Deposit From Client Funds	0						0
Trade receivables	159,818						109,599
Projects Advance	3,288						12,010
Deposit Guarantee On Lease Agreement	331						427
Loan And Investments In Securities Non Current	45,643						56,609
Client Funds Payable	0						0
Lease liabilities	(6,020)
Suppliers And Occupancy Costs	(11,923)						2,865
Derivative financial assets	0						0
Derivative financial liabilities	(6,143)						321
Total of Loans	227,894
Commitment Subject To Possible Redemption	(54,053)						187,356
Gross Obligation Under Put Option, Non Current	2,503						0
Interest Allocation							29,481
Consideration Payable On Acquisition, Current	(28,747)						1,020
Contingent Consideration Payable On Acquisition	$ 0						$ 0